Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

2.    Summary of significant accounting policies

(a)   Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of VIEs for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies.

A VIE is an entity in which the Company, or its subsidiaries, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of VIEs have been eliminated upon consolidation. The results of subsidiaries, the VIEs and subsidiaries of VIEs acquired or disposed of during the year are recorded in the consolidated statements of comprehensive income/(loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate.

(c)   Business combinations and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (‘‘ASC’’) 805 ‘‘Business Combinations’’. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income/(loss).

In a business combination considered as a step acquisition, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

2.    Summary of significant accounting policies (continued)

For the Company’s majority-owned subsidiaries, VIEs and subsidiaries of VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Noncontrolling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income/(loss) to distinguish the interests from that of the Company.

(d)  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant accounting estimates are used for, but not limited to assessment for fair value of assets and liabilities acquired in business combinations, estimating useful lives of intangible assets, assessment for impairment of long-lived assets, intangible assets and goodwill, investment in equity investees, assessment for fair value of investment in convertible notes, determining allowance for doubtful accounts for accounts receivable and other receivables,  allowance for credit losses for finance receivables, assessment for fair value of guarantee liabilities, valuation and recognition of share-based compensation and realization of deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

(e)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the Chief Executive Officer of the Group. The Group managed its business in three reportable segments, namely advertising and subscription business, transaction services business and digital marketing solutions business.

(f)   Foreign currency translation

The Company, its subsidiaries,  VIEs and subsidiaries of VIEs individually determine their functional currency based on the criteria of ASC 830 “Foreign Currency Matters”. The functional currencies of the Company and its subsidiaries outside China are the U.S. dollar (“US$”) and the Hong Kong dollar (“HKD”), and the functional currency of PRC subsidiaries,  VIEs and subsidiaries of VIEs is the RMB. Since the Group’s operations are primarily denominated in the RMB, the Group has chosen the RMB as the reporting currency for the consolidated financial statements.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date.Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive income/(loss).

The financial statements of the entities with non-RMB functional currencies are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, average exchange rate for the year for income and expense items, and historical exchange rate for equity items. Translation gains or losses arising from the translation are recognized in accumulated other comprehensive income as a component of shareholders’ equity.

2.    Summary of significant accounting policies (continued)

(g)   Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, time deposits and highly liquid investments with an original maturity of three months or less.

(h)   Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets. The Group held restricted cash of RMB4.79 billion and RMB3.25 billion as of December 31, 2018 and 2019, respectively, which were primarily pledged for bank borrowings, guarantees, asset-backed securitization debt and bills payable. Please refer to Note 6 for further details.

The Group provides loan facilitation services to facilitate loans to borrowers offered by loan facilitation financing partners. The loan facilitation financing partners offer financing solutions to borrowers. The Group provides guarantee in the event of default (please refer to Note 2 (v) for  further details). As a result, the Group, as the guarantor, is required to maintain separate guarantee funds, held as an escrow account with the loan facilitation financing partners. These guarantee funds are required by different financial institutions to be maintained at a certain percentage of the balance of loans outstanding.

From January 1, 2018, the Group adopted ASU No. 2016‑18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. As a result of the new accounting guidance adopted on January 1, 2018, the consolidated statements of cash flows were retrospectively adjusted to include restricted cash in cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows.

(i)   Accounts receivable, net

Accounts receivable are amounts due from customers for services performed or merchandise sold in the ordinary course of business. If collection of accounts receivable is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Accounts receivable are recorded net of allowance for doubtful accounts. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, such as the accounts aging, financial conditions of the customer and industry trend.

(j)   Bills receivable

Bills receivable represent short-term notes receivables issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally range from three to six months from the date of issuance.

2.    Summary of significant accounting policies (continued)

(k)   Finance receivables, net

The Group provides automobile financing lease services to individual customers and automobile dealers. The net investment of the lease will be recorded as a  finance receivable upon the inception of the lease. The net investment in a lease consists of the minimum lease payments, net of executory costs plus the unguaranteed residual value, less the unearned interest income plus the unamortized initial direct costs related to the lease. The accrued interest is also included in the finance receivables balance. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and lease income based on the effective interest method so as to produce a constant rate of return on the net investment in the lease. The lease income is recorded as the Group’s revenue in the consolidated statements of comprehensive income/(loss). Initial direct costs of the capital leases are amortized over the lease term by adjusting against the related lease income. The net investment in the leases, net of allowance for credit losses, is presented as finance receivables and classified as current or non-current assets in the balance sheets based on the duration of the remaining lease terms. The Group’s finance receivables are typically secured by automobiles in the lease arrangements. The allowance for credit losses is based on a systematic, ongoing review and valuation performed as part of the credit-risk evaluation process.

The Group estimates the balance of provision for credit losses of its finance receivables at each balance sheet date by applying an incurred loss model, mainly based on customer repayment activities, such as the historical loss rate and days past due information. The total balance of a finance receivable is considered contractually past due if the minimum required payment is not received by the contractual repayment day. If any delinquency arises, the Group will consider initiating collection process, which mainly includes making phone calls and sending collection notice to the customers, and lawsuit. The Group has not established a practice of modifying the contractual payment terms, or entering into any troubled debt restructurings of the finance receivables with its customers. For collateral automobiles collected from customers, the Group assesses fair value of the automobiles at each balance sheet date and impairment would be recorded if any. As of December 31, 2018 and 2019, provision for impairment of such automobiles was nil and RMB104.8 million, respectively.

Accrued lease income on finance receivables is calculated based on the effective interest rate of the net investment. Finance receivables are placed on non-accrual status upon reaching past due status for more than 90 days. When a finance receivable is placed on non-accrual status, the Group stops accruing interest. The finance receivables in non-accrual status were RMB411.6 million and RMB671.2 million as of December 31, 2018 and 2019, respectively. Lease income is subsequently recognized only upon the receipt of cash payments. The Group will write off finance receivables which are uncollectible after above mentioned collection process has been administered.

(l)   Investment in equity investees

Investment in equity investees represents the Group’s investments in privately-held companies. The Group applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 ‘‘Investment - Equity Method and Joint Ventures’’, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

For other equity investments that do not have readily determinable fair values and over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used for the year ended December 31, 2017. From January 1, 2018, the Group adopted ASU No. 2016‑01, “Recognition and Measurement of Financial Assets and Financial Liabilities”, to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of comprehensive income/(loss) and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders’ equity. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.

From time to time, the rights on certain investments in which the Group has significant influence were modified with new rounds of financing. These modifications may be additions or removals of certain rights. As a result of such modification, these equity investments, which were accounted for using equity method, were reclassified as investments without readily determinable fair value, or vice versa. The carrying amount of the investments was remeasured upon the reclassification and a deemed disposal gain or loss was recognized in the investment loss in the consolidated statements of comprehensive income/(loss).

The Group continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the carrying value; the financial condition, operating performance and the prospects of the equity investees; and other company specific information of the investees such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value, which is reflected in share of results of equity investees and investment loss in the consolidated statements of comprehensive income/(loss).

(m)  Investment in convertible notes

The financial instruments guidance in ASC 825‑10 permits reporting entities to apply the fair value option on an instrument-by-instrument basis. Therefore, a reporting entity can elect the fair value option for certain instruments but not others within a group of similar instruments. Such fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income/(loss). The Group has elected the fair value option to account for investment in convertible notes. The convertible notes the Group held were interest free. Please refer to Note 10 for further details.

2.    Summary of significant accounting policies (continued)

(n)   Property, plant, and equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment if any. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computers and servers	3 – 5 years
Automobiles for Group uses	5 years
Automobiles for operating leases	5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Shorter of remaining lease period or estimated useful life
Building	40 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in other gains, net in the consolidated statements of comprehensive income/(loss).

(o)  Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

2.    Summary of significant accounting policies (continued)

(p)  Intangible assets, net

Intangible assets are stated at cost less accumulated amortization and impairment if any. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350‑30 (“ASC 350‑30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Purchased software	5 - 10 years
Digital Sales Assistant system	10 years
Domain names	10 years
Brand name	10 - 15 years
Database	10 years
Customer relationship	2 - 15 years
Business cooperation	5 years
Trademark and lifetime membership	10 years / Indefinite
Others	5 - 10 years / Indefinite

(q)  Impairment of long-lived assets

The Group reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

(r)   Borrowings

Borrowings are recognized initially at fair value, net of upfront fees, debt issuance costs, and debt discounts or premiums. Upfront fees, debt issuance costs, and debt discounts or premiums are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated statements of comprehensive income/(loss) over the estimated term of the facilities and borrowings using the effective interest method.

(s)   Asset-backed securitization debt

The Group securitizes finance receivables arising from its consumers through the transfer of those assets to asset-backed securitization vehicles. The securitization vehicles usually issue senior tranche debt securities to third party investors, collateralized by the transferred assets, and subordinate tranche debt securities to the Group. In limited circumstances, the Group may also subscribe a portion of the senior tranche debt securities. The asset-backed debt securities issued by the securitization vehicles to third party investors are recourse to the Group. The securitization vehicles are considered consolidated variable interest entities of the Group, and the asset-backed debt securities subscribed by third party investors are reported as current and non-current liabilities in the consolidated balance sheets based on their respective expected repayment dates.

2.    Summary of significant accounting policies (continued)

(t)   Accounts payable

Accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

(u)  Bills payable

Bills payable represents short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the notes. The Group has utilized bills payable to settle amounts owed to the suppliers.

(v)  Guarantee liabilities

The Group provides loan facilitation services to facilitate loans to borrowers offered by loan facilitation financing partners. The loan facilitation financing partners offer financing solutions to borrowers and the Group provides a  guarantee in the event of default on the full repayment of principal and any accrued interests.

The guarantee is within the scope of ASC Topic 460 “Guarantees”. The portion of the contract consideration that relates to ASC 460 must first be allocated to the guarantee, with the residual portion of the transaction price being recorded under ASC Topic 606, "Revenue from Contracts with Customers".

The Group's guarantee obligations are measured in a combination of two components: (i) ASC 460 component and (ii) ASC 450 (ASC Topic 450 “Contingencies”) component. At the inception of the guarantee, the liability is recognized at fair value in accordance with ASC 460. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation.

Subsequent to the initial recognition, the liability recorded based on ASC 460 is reduced as the Group is released from the underlying risk, meaning as the loan is repaid by the borrowers or when the financial institutions are compensated in the event of a default. Generally, the liability is reduced by a systematic and rational amortization method, e.g. over the term of the loan. The contingent liability arising from the obligation to make future payments is measured in accordance with ASC 450, which is determined using historical experience of borrower defaults. Any gains or losses from guarantee liability is recognized in other gains, net in the consolidated statements of comprehensive income/(loss).

As of December 31 2019, the amount of maximum potential future payments that the Group could be required to make under the guarantee was RMB26.79 billion (2018: RMB9.14 billion). Maximum potential future payments are approximately the total outstanding loan balance that the Group facilitated through its loan facilitation services.

(w) Convertible debt

The Group determines the appropriate accounting treatment of its convertible debt in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”.

2.    Summary of significant accounting policies (continued)

The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Convertible debt is classified as a current liability if their due date is or will be within one year from the balance sheet date.

In May 2019, the Group repurchased the outstanding convertible debt in whole prior to the scheduled maturity date.

(x)  Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures certain financial assets, including the investments under the equity method, and investments without readily determinable fair value, investment in convertible notes, intangible assets, goodwill and property, plant and equipment, at fair value when an impairment charge is recognized. And the fair value of the guarantee liability recorded at the inception of the loan was estimated based on the third-party appraisal’s report.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(y)  Treasury shares

The Company’s equity instruments that are repurchased are recognized at cost and deducted from equity as treasury shares. No gain or loss is recognized in the consolidated statements of comprehensive income/(loss) on the purchase, sale, issue or cancellation of the Company’s equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in additional paid-in capital. Voting rights related to treasury shares are nullified for the Company and no dividends are allocated to them. In 2018, the board of directors approved a US$150.0 million share repurchase plan. The share repurchase plan does not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time. The share repurchased during the years ended December 31, 2017, 2018 and 2019 was nil,  2,398,780    and nil, respectively.

2.    Summary of significant accounting policies (continued)

(z)  Statutory reserves

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their net income based on PRC accounting standards to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reach 50% of the registered capital of the entity. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the discretion of the respective entity.

In addition, in accordance with the PRC Company Laws, the Company’s VIEs and subsidiaries of VIEs, registered as Chinese domestic companies, must make appropriations from their net income based on PRC accounting standards to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reach 50% of the registered capital of the entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective entity.

None of these reserves are allowed to be transferred to the Company in terms of dividends, loans or advances, nor can they be distributed except under liquidation.

(aa) Revenue recognition

Starting from January 1, 2018, the Group adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method to contracts that were not completed as of the date of adoption. As such, the comparative information for periods prior to January 1, 2018 has not been restated and continues to be reported under ASC Topic 605 Revenue Recognition (“ASC 605”). In accordance with ASC 606, VAT was presented on a  net basis instead of on the gross basis  adopted under ASC 605, which meant VAT was classified from cost of revenues to net against revenues and VAT refunds were presented as other gains, net. Other than the presentation of VAT, the impact from adopting ASC 606 was not material to the Group’s consolidated financial statements as of and for the year ended December 31, 2018. There was no cumulative effect on the opening balance of accumulated deficit upon adoption of ASC 606.

2.    Summary of significant accounting policies (continued)

Under ASC 606, revenue is recognized when control of the promised goods or services was transferred to the customers, in an amount that reflects the consideration the Group expected to be entitled to in exchange for those goods or services. The recognition of revenue involves certain management judgments including identification of performance obligations, standalone selling price for each performance obligation, etc. Also revenue arrangements are assessed to determine if it is acting as principal or agent. Revenue is recognized at a point in time or over time when the Group satisfies a performance obligation. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

The Group determines revenue recognition through the following steps:

Step 1: identification of the contract, or contracts, with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract; and

Step 5: recognition of revenue when, or as, the Group satisfies a performance obligation.

Advertising and subscription services

Advertising services

The Group provides advertising services and also organizes promotional events to help customers to promote their products. Revenue is recognized when the performance obligation is satisfied. Revenue from advertising services is recognized when the advertisements are published over the stated display period. Revenue from organizing promotional events is recognized at a point in time when the performance obligation is satisfied. Revenues from advertising services are reported at a gross amount.

Subscription services

The Group provides web-based and mobile-based integrated digital marketing solutions, via SaaS platform, to dealer customers in China. Such SaaS platform enables dealer subscribers to create their own online showrooms, list pricing and promotional information, provide dealer contact information, place advertisements and manage customer relationships, which help them effectively market their automobiles to consumers. The revenue is recognized on a straight-line basis over the subscription or listing period when the performance obligation is satisfied. Revenues from dealer subscription and listing services are reported at a gross amount.

Transaction services

Automobile financing lease and operating lease services

The Group provides automobile financing lease services to individual customers and automobile dealers through two models: direct financing lease and sales-and-leaseback. In a direct financing lease arrangement, revenue is recognized over the lease period on a systematic and rational basis so as to produce a constant periodic rate of return on the net investment in the financing leases. In a sales-and-leaseback arrangement, the transaction is in substance a collateral financing and revenue is recognized over the lease period using the effective interest rate method. The Group also provides automobile operating lease services to individual and corporate customers. Revenue from these services is recognized on a straight-line basis over the lease period. This revenue is not subject to the revenue standard for contracts with customers and remains separately accounted for under existing lease accounting guidance. Please refer to Note2 (k)&(hh) for further details.

2.    Summary of significant accounting policies (continued)

Loan facilitation services

The Group provides loan facilitation services to facilitate loans to borrowers offered by loan facilitation financing partners. The Group recognizes revenue from loan facilitation services when assisting the customers to complete an financing transaction. The Group recognizes revenue when performance obligation has been satisfied at a point in time, being when a transaction is fulfilled and completed.

Other transaction services

The Group recognizes revenue from direct automobile sales to individuals, automobile dealers and institutional customers. The revenue is recorded on a gross basis as the Group acts as the principal, is primarily responsible for the sales arrangements and is subject to inventory risk. Revenue from direct automobile sales is recognized when a sales contract has been executed and the automobiles have been delivered and control is transferred.

Digital marketing solutions services

The Group receives commissions for assisting customers in placing advertisements on media vendor websites (“advertising agent services”), and receives performance-based rebates from the media vendors, equal to a percentage of the purchase price for qualifying advertising space purchased and utilized by the customers the Group represents. The Group also provides project-based services such as public relations, marketing campaign and digital image creation. Revenue is recognized when the performance obligation is satisfied. The net commission revenue from advertising agent services is recognized when the advertisements are published over the stated display period. Revenue from performance-based rebates is recognized when the amount of these rebates are probable and reasonably estimable. Revenues from other services are recognized when the performance obligations are satisfied.

Cost to obtain a contract

The incremental direct costs of obtaining a contract primarily consist of commissions associated with loan facilitation services, which recognized as cost of revenue when incurred.

Contract balances

Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. Timing of revenue recognition may differ from the timing of invoicing to customers, and the Group generally does not provide significant financing terms. Accounts receivable represents amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration.

Receipts in advance relates to unsatisfied performance obligations at the end of the year. The Group invoices its customers based on the payment terms stipulated in the executed subscription agreements, which generally ranges from several months to one year. The Group records amounts received prior to revenue recognition in advances from customers, which is included in the other payables and accruals line item in the Group’s consolidated balance sheets. The beginning balance of advances from customers of RMB845.0 million in relation to dealer subscriptions and listing services was fully recognized as revenue for the year ended December 31, 2019 (2018: RMB898.7 million).

2.    Summary of significant accounting policies (continued)

(bb) Cost of revenue

Cost of revenue mainly includes fees paid to business partners, direct service cost, funding costs, commissions associated with loan facilitation services, cost of automobiles sold and turnover taxes and related surcharges.

(cc) Selling and administrative expenses

Selling and administrative expenses consist primarily of salaries and benefits for the sales and marketing personnel and administrative personnel, sales and marketing expenses, share-based compensation expense, depreciation and amortization of assets,  allowance for doubtful accounts for accounts receivable and other receivables, allowance for credit losses for finance receivables and other expenses for daily operations.

Advertising expenditures are expensed as incurred and are included in selling and administrative expenses. Total advertising expenditures were RMB631.7 million, RMB631.3 million and RMB956.6 million for the years ended December 31, 2017, 2018 and 2019.

(dd) Product development expenses

Product development expenses consist primarily of staff costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites, mobile application and related software. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality, in which case they are capitalized.

(ee) Share-based compensation

The Group’s share-based awards mainly comprise share options and restricted share units (“RSUs”). In accordance with ASC 718 “Compensation – Stock Compensation”, share-based awards granted to employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the graded vesting method, net of estimated forfeitures, over the requisite service period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

If a share-based award is modified after the grant date, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of the modification or over the remaining requisite service period, depending on the vesting status of the award.

The Group determined the fair value of share options with the assistance of independent third-party valuation firms. The binomial option pricing model was applied in determining the fair value of share options. The fair value of RSUs granted subsequent to the initial public offering will be the price of publicly traded shares on the date of grant.

The Group determined the fair value of share options granted by its subsidiaries with the assistance of independent third-party valuation firms. The binomial option pricing model or discount cash flow model were applied in determining the fair value of share options. Yixin also granted RSUs subsequent to the initial public offering. The fair value of such RSUs will be the price of publicly traded shares on the date of grant.

2.    Summary of significant accounting policies (continued)

(ff)  Employee Benefits - PRC contribution scheme

Full-time employees of the Group in the PRC participate in a government mandated contribution scheme pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services. The total expenses for the scheme were RMB364.5 million, RMB424.3 million and RMB422.7 million for the years ended December 31, 2017, 2018 and 2019, respectively.

(gg) Income taxes

The Group accounts for income taxes using the asset and liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Group adopts ASC 740‑10‑25 ‘‘Income Taxes’’ which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit for the years ended December 31, 2017, 2018 and 2019.

(hh) Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2019, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.

The Group has elected to utilize the package of practical expedients at the time of adoption, which allows the Group to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. Right-of-use(“ROU”) assets and lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date. As the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

2.    Summary of significant accounting policies (continued)

The ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.

Upon adoption, the Group recognized ROU assets of RMB196.4 million and total lease liabilities (including current and non-current) of RMB184.6 million for operating leases as of January 1, 2019.

(ii)  Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

(jj)  Earnings per share

Basic earnings per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per ordinary share is computed by dividing the net loss attributable to ordinary shareholders for the year by the weighted average number of ordinary and potential ordinary shares outstanding during the year, if the effect of potential ordinary shares is dilutive. Potential ordinary shares for the Company include incremental shares of ordinary shares issuable upon the exercise of share options and RSUs, and conversion of convertible debt.

Additionally, for the purposes of calculating basic and diluted earnings per share, the following adjustments were made:

For the purpose of calculating basic earnings per share, Yixin’s net income/(loss) attributable to Bitauto Holdings Limited was determined using the two-class method by allocating Yixin’s net income/(loss) to each class of participating shares issued by Yixin, including the outstanding ordinary shares and redeemable convertible preference shares, prior to the IPO of Yixin.

For the purpose of calculating diluted earnings per share, the potentially issuable shares of Yixin, namely (i) the redeemable convertible preference shares, prior to the IPO of Yixin, and (ii) the share options and RSUs granted by Yixin, are assessed for dilutive impact. The diluted earnings per share will be adjusted if the impact is deemed dilutive.